Legal Proceedings, Contingencies and Commitments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency, Settlement [Abstract]
Accrued reserve for contingent liabilities	$ 9	$ 2	$ 4
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%	5.00%
Subsidiaries
Loss Contingency, Settlement [Abstract]
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%	5.00%
DOJ Agreement | Subsidiaries
Loss Contingency, Settlement [Abstract]
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	11.00%
DOJ Agreement
Loss Contingency, Settlement [Abstract]
Litigation settlement payment amount	$ 118	$ 118
Litigation settlement liability	$ 84	$ 84	$ 82
Discount rate (percent)	6.90%
Litigation Settlement, Initial Payment	$ 15
DOJ Agreement | Subsequent Payments
Loss Contingency, Settlement [Abstract]
Litigation settlement payment amount	(118)
Litigation settlement, expense	$ 25
Litigation Settlement, Terms	33.30%